SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)	12 Months Ended
Jun. 30, 2019
Discovery
Intangible assets
Term of seed development phase	18 months
Proof of concept
Intangible assets
Term of seed development phase	36 months
Early development
Intangible assets
Term of seed development phase	24 months
Advanced development and deregulation | Minimum
Intangible assets
Term of seed development phase	24 months
Advanced development and deregulation | Maximum
Intangible assets
Term of seed development phase	3 years
Pre-launch
Intangible assets
Term of seed development phase	24 months
Product registration
Intangible assets
Useful life (in years)	5 years
Customer loyalty
Intangible assets
Useful life (in years)	26 years
Externally acquired | Software
Intangible assets
Useful life (in years)	3 years
Externally acquired | Trademarks and patents
Intangible assets
Useful life (in years)	5 years
Externally acquired | Certification and ISO Standards
Intangible assets
Useful life (in years)	3 years
Microbial solutions | Discovery
Intangible assets
Term of seed development phase	6 months
Microbial solutions | Proof of concept
Intangible assets
Term of seed development phase	6 months
GM traits | Discovery
Intangible assets
Term of seed development phase	36 months
GM traits | Proof of concept
Intangible assets
Term of seed development phase	4 years